Accounts Receivable-Third Parties (Tables)	3 Months Ended
Mar. 31, 2019
Accounts Receivable-Third Parties
Schedule of accounts receivable

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts receivable, gross	40,217	42,360
Allowance for doubtful accounts	(41)	(87)
Accounts receivable, net	40,176	42,273

Schedule of movement on the allowance for doubtful accounts

	2018	2019
	(in US$’000)
As at January 1	258	41
Increase in allowance for doubtful accounts	171	76
Decrease in allowance due to subsequent collection	(160)	(31)
Exchange difference	12	1
As at March 31	281	87

Schedule of aging analysis based on the relevant invoice dates

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 3 months	37,326	39,603
Between 3 months to 6 months	2,704	2,595
Between 6 months to 1 year	61	162
Later than 1 year	126	—
Accounts receivable, gross	40,217	42,360